Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts payable and accrued liabilities
Trade payables	$ 395,539	$ 84,020
Accrued liabilities	158,245	63,185
Total	$ 553,784	$ 147,205